Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Expense, Net [Abstract]
Other Expense, Net

	2011	2010	2009

North America [a]
Settlement agreement	$11	$—	$—
Impairment of long-lived assets	7	7	13
Insurance proceeds	(15)	—	—
Restructuring charges	—	32	6
Impairment of goodwill	—	—	100
Curtailment gain [note 16]	—	—	(26)

	3	39	93

Europe [b]
Loss on disposal of facility	129	—	8
Impairment of long-lived assets	14	16	70
Customer bankruptcy	11	—	—
Restructuring charges	—	—	20

	154	16	98

Rest of World [c]
Gain on disposal of facility	—	(14)	—

Corporate [d]
Write down of real estate	9	—	—
Gain on sale of investment	(10)	—	—
Gain on deconsolidation of E-Car	—	(16)	—

	(1)	(16)	—

	$156	$25	$191